Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Schedule of information for cash-generating units

	As of December 31,
in 000€	2023	2022	2021
CGU: MAT Software	28,961	28,933	3,241
CGU: e-Prototypy	787	730	743
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,598	4,505	4,755
CGU: Engimplan	—	—	—
CGU: Materialise Motion	—	1,175	1,175
Total	43,158	44,155	18,726

Schedule of reconciliation of changes in goodwill

in 000€	Gross	Impairment	Total
At January 1, 2021	20,070	(1,471)	18,599
Additions	—	—	—
Impairment	—	(177)	(177)
Currency translation	304	—	304
At December 31, 2021	20,374	(1,648)	18,726
Additions	25,691	—	25,691
Impairment	—	—	—
Currency translation	(263)	—	(263)
At December 31, 2022	45,802	(1,648)	44,155
Additions	—	—	—
Impairment	—	(1,175)	(1,175)
Currency translation	178	—	178
At December 31, 2023	45,980	(2,823)	43,158

CGU Engimplan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Schedule of sensitivity impairment

Sensitivity analysis Engimplan impairment	As of December 31,2023
		Evolution of the
	Change	value-in-use
Relevant assumption	applied	(in 000€)
WACC	+1%	(611)
WACC	-1%	739
Perpetual Growth	-1%	(401)

CGU Materialise Motion
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Schedule of sensitivity impairment

Sensitivity analysis Materialise Motion impairment	As of December 31,2023
		Evolution of the
	Change	value-in-use
Relevant assumption	applied	(in 000€)
WACC	+1%	(1,028)
WACC	-1%	1,405
Perpetual Growth	-3%	(1,629)